Supplement dated December 15, 2010
to the Statement of Additional Information
for Principal Funds, Inc.
dated March 1, 2010

(as supplemented on March 17, 2010, May 3, 2010, May 19, 2010,
May 27, 2010, June 16, 2010, July 12, 2010, August 10, 2010,
September 16, 2010, and September 27, 2010)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

The fiscal year end for the Preferred Securities Fund has changed. Effective January 1, 2011, delete all references to the Preferred Securities Fund from this Statement of Additional Information.

INVESTMENT ADVISORY AND OTHER SERVICES
On page 98, delete the paragraph describing Montag & Caldwell, Inc. and substitute:
Montag & Caldwell, LLC (“M&C”) is an employee owned registered investment adviser which on September
24, 2010 succeeded to the business of Montag & Caldwell, Inc., a registered investment adviser founded in
1945.

On page 104, add the following to the table:
SmallCap Value Fund N/A	N/A	N/A	N/A	0.80% 02/29/2012

PURCHASE AND REDEMPTION OF SHARES
On page 150, add the following:
Exchange of Shares
Shareholders who are eligible to invest in Class P shares may be allowed to exchange their Fund shares (of other share classes) for Class P shares of the same Fund, if offered in their state and subject to certain conditions. You should check with your financial intermediary to see if the exchange you wish to complete will satisfy the conditions. No initial sales charge (load) would apply to such exchanges; however, contingent deferred sales charges (CDSC) charges will apply, if applicable. You should consult your tax advisor for more information on your own tax situation.

PORTFOLIO MANAGER DISCLOSURE
In the section for Edge Asset Management, Inc., delete references to Brian L. Placzek.

In the section for Principal Global Investors, LLC, add the following information to the Other Accounts
Managed table and Ownership of Securities table (information as of October 31, 2010):

Other Accounts Managed
	Total	Total Assets in the	Number of	Total Assets
	Number of	Accounts	Accounts	of the
	Accounts		that base the	Accounts that
			Advisory Fee	base the
			on	Advisory Fee
			Performance	on
Performance
Jeffrey Sacks	N/A	N/A	N/A	N/A
Global Diversified Income Fund	N/A	N/A	N/A	N/A
Registered investment companies	0	0	0	0
Other pooled investment vehicles	1	$6.96 million	0	0
Other accounts	0	0	0	0

Ownership of Securities
Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Securities
	(list each fund on its own line)	Owned by the Portfolio
Manager
Jeffrey Sacks	Global Diversified Income Fund	none